Victory Pioneer Bond VCT Portfolio N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Victory Pioneer Strategic Income VCT Portfolio
(the “Fund”)Supplement dated October 26, 2026
to the Summary Prospectus and Prospectus dated May 1, 2026,
as in effect and as may be amended from time to timeThe “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following:Fund Fees and ExpensesThe table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay fees and expenses relating to any variable annuity contract or variable life insurance policy (“Variable Contract”) that offers the Fund as an investment option, which are not reflected in the table and example below. If Variable Contract fees and expenses were reflected, the fees in the table would be higher.Shareholder Fees
(paid directly from your investment)Class IClass IIMaximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load)(as a percentage of the lower of purchase or sale price)NoneNoneAnnual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)Management Fees0.65%0.65%Distribution and/or Service (12b-1) Fees0.00%0.25%Other Expenses0.37%0.37%Acquired Fund Fees and Expenses0.10%0.10%Total Annual Fund Operating Expenses1.12%1.37%Fee Waiver/Expense Reimbursement(0.27)%(0.27)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.85%1.10%[1]“Acquired Fund Fees and Expenses” are fees and expenses of investment companies in which the Fund invests that are indirectly incurred by the Fund. Total annual operating expenses may not correlate to the ratio of expenses to the average daily net assets shown in the financial highlights, which reflect the operating expenses and do not include “Acquired Fund Fees and Expenses.”[2]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.75% and 1.00% of the Fund's Class I and Class II shares, respectively, through at least April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees (the “Board”).Example:The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example does not include the fees and charges related to the Variable Contracts that offer the Fund as an investment option. If these fees and charges were reflected, the expenses would be higher. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsClass I$87$301$563$1,313Class II$112$379$697$1,59834291-00-1026Victory Pioneer High Yield VCT Portfolio
(the “Fund”)Supplement dated October 26, 2026
to the Summary Prospectus and Prospectus dated May 1, 2026,
as in effect and as may be amended from time to timeThe “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following:Fund Fees and ExpensesThe table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay fees and expenses relating to any variable annuity contract or variable life insurance policy (“Variable Contract”) that offers the Fund as an investment option, which are not reflected in the table and example below. If Variable Contract fees and expenses were reflected, the fees in the table would be higher.Shareholder Fees
(paid directly from your investment)Class IClass IIMaximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load)(as a percentage of the lower of purchase or sale price)NoneNoneAnnual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)Management Fees0.65%0.65%Distribution and/or Service (12b-1) Fees0.00%0.25%Other Expenses0.38%0.39%Acquired Fund Fees and Expenses0.06%0.06%Total Annual Fund Operating Expenses1.09%1.35%Fee Waiver/Expense Reimbursement(0.13)%(0.14)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.96%1.21%[1]“Acquired Fund Fees and Expenses” are fees and expenses of investment companies in which the Fund invests that are indirectly incurred by the Fund. Total annual operating expenses may not correlate to the ratio of expenses to the average daily net assets shown in the financial highlights, which reflect the operating expenses and do not include “Acquired Fund Fees and Expenses.”[2]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.90% and 1.15% of the Fund's Class I and Class II shares, respectively, through at least April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees (the “Board”).Example:The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example does not include the fees and charges related to the Variable Contracts that offer the Fund as an investment option. If these fees and charges were reflected, the expenses would be higher. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsClass I$98$320$575$1,305Class II$123$399$712$1,59934293-00-1026Victory Pioneer Bond VCT Portfolio
(the “Fund”)Supplement dated October 26, 2026
to the Summary Prospectus and Prospectus dated May 1, 2026,
as in effect and as may be amended from time to timeThe “Fund Fees and Expenses” section of the Fund’s Summary Prospectus and Prospectus is hereby deleted and replaced with the following:Fund Fees and ExpensesThe table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay fees and expenses relating to any variable annuity contract or variable life insurance policy (“Variable Contract”) that offers the Fund as an investment option, which are not reflected in the table and example below. If Variable Contract fees and expenses were reflected, the fees in the table would be higher.Shareholder Fees
(paid directly from your investment)Class IClass IIMaximum Sales Charge (Load) Imposed on Purchases(as a percentage of offering price)NoneNoneMaximum Deferred Sales Charge (Load)(as a percentage of the lower of purchase or sale price)NoneNoneAnnual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)Management Fees0.40%0.40%Distribution and/or Service (12b-1) Fees0.00%0.25%Other Expenses0.13%0.13%Acquired Fund Fees and Expenses0.07%0.07%Total Annual Fund Operating Expenses0.60%0.85%Fee Waiver/Expense Reimbursement(0.05)%(0.05)%Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement0.55%0.80%[1]“Acquired Fund Fees and Expenses” are fees and expenses of investment companies in which the Fund invests that are indirectly incurred by the Fund. Total annual operating expenses may not correlate to the ratio of expenses to the average daily net assets shown in the financial highlights, which reflect the operating expenses and do not include “Acquired Fund Fees and Expenses.”[2]Victory Capital Management Inc. (the “Adviser”) has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, acquired fund fees and expenses, and brokerage commissions) do not exceed 0.48% and 0.73% of the Fund's Class I and Class II shares, respectively, through at least April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees (the “Board”).Example:The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell or continue to hold all of your shares at the end of those periods. The example does not include the fees and charges related to the Variable Contracts that offer the Fund as an investment option. If these fees and charges were reflected, the expenses would be higher. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The amounts shown reflect any fee waiver/expense reimbursement in place through its expiration date. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 YearsClass I$56$182$325$740Class II$82$261$461$1,03934292-00-1026